Long-Term Debt and Other Financial Liabilities, July 2022 Entrust Facility (Details) - USD ($) $ in Thousands				11 Months Ended	12 Months Ended
	Dec. 05, 2023	Dec. 01, 2022	Nov. 08, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2023	Jul. 28, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment				$ 34,750	$ 33,677	$ 31,858
Balance outstanding					$ 80,465	$ 65,842
July 2022 Entrust Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Face amount								$ 14,000
Term of loan facility					18 months
Interest rate								7.90%
Prepayment		$ 1,000	$ 1,000
Adjusted installment payment				$ 500
Unamortized debt discounts written off	$ 17	$ 25	$ 25
Balance outstanding							$ 10,000